Unaudited Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Sep. 30, 2025	Mar. 31, 2025
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	[1]	940,000,000	940,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	49,501,000	49,501,000
Ordinary shares, shares issued (in Shares)	[1]	11,000,000	11,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	11,000,000	11,000,000
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	[1]	499,000	499,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	60,000,000	60,000,000
Ordinary shares, shares issued (in Shares)	[1]
Ordinary shares, shares outstanding (in Shares)	[1]

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.